Leases - Lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Fixed lease payments	€ 154	€ 37
Variable lease payments	1,735	1,158
Total amount of lease payments	€ 1,889	€ 1,195